Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock Common Class A USD ($)	Common Stock Common Class B USD ($)	Additional Paid-in Capital USD ($)	Treasury Stock Common Class A USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Common Class A	Total USD ($)
Balance at the beginning of the period at Dec. 31, 2011			$ 34,608		$ 308	$ (531)		$ 34,385
Changes in Stockholders' Equity
Net income (loss)					11,030			11,030
Distributions					(5,500)			(5,500)
Other comprehensive income, net of tax						(256)		(256)
Balance at the end of the period at Dec. 31, 2012			34,608		5,838	(787)		39,659
Changes in Stockholders' Equity
Consummation of the Transaction (April 4, 2013)	1	3	198,992					198,996
Consummation of the Transaction (April 4, 2013) (in shares)	10,991,000	33,000,000
Net income (loss)					(4,297)			(4,297)
Issuance of restricted stock			2,102					2,102
Issuance of restricted stock (in shares)	250,000
Excess of tax benefits related to the issuance of restricted stock			25					25
Stock-based compensation			5,090					5,090
Repurchases of Class A common stock				(938)				(938)
Other comprehensive income, net of tax						151		151
Balance at the end of the period at Dec. 31, 2013	1	3	240,817	(938)	1,541	(636)		240,788
Balance at the end of the period (in shares) at Dec. 31, 2013	11,241,000	33,000,000
Changes in Stockholders' Equity
Net income (loss)					10,557			10,557
Issuance of restricted stock			2,908					2,908
Issuance of restricted stock (in shares)	305,000
Excess of tax benefits related to the issuance of restricted stock			120					120
Stock-based compensation			3,012					3,012
Repurchases of Class A common stock				(1,023)				(1,023)
Exercise of warrants			1					1
Conversion of Class B Common Stock to Class A Common Stock (in shares)	2,973,000	(2,973,000)
Other comprehensive income, net of tax						50		50
Balance at the end of the period at Dec. 31, 2014	$ 1	$ 3	$ 246,858	$ (1,961)	$ 12,098	$ (586)		$ 256,413
Balance at the end of the period (in shares) at Dec. 31, 2014	14,519,000	30,027,000